INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) (USD $)					6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2011 Ds Laboratories Brazil Limited [Member]	Jun. 30, 2012 Distribution Rights In Brazil [Member]	Dec. 31, 2011 Distribution Rights In Brazil [Member]	Dec. 31, 2009 Distribution Rights In Brazil [Member]	Jun. 30, 2012 Pure Guild Brand Rights [Member]	Sep. 30, 2009 Pure Guild Brand Rights [Member]	Jun. 30, 2012 Pure Guild Brand Rights [Member]	Dec. 31, 2011 Pure Guild Brand Rights [Member]	Sep. 30, 2011 Pure Guild Brand Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, gross					$ 750,000	$ 750,000		$ 159,086		$ 159,086	$ 106,666
Finite-lived intangible asset, accumulated amortization					(206,250)	(168,750)		(70,400)		(70,400)	(57,600)
Finite-lived intangible assets, net, total	632,436	630,316			543,750	581,250		88,686		88,686	49,066
Issuance of common stock for intangible asset, shares							3,000,000
Per share value of stock issued for purchase of intangible asset							$ 0.25
Amortization expense of intangible asset					37,500	75,000				12,800	25,600
Joint venture ownership interest			0.00%	100.00%								50.00%
Investment value in joint venture												106,666
Approximate percentage of initial stocking order									70.00%
Amortization period of intangible asset							10	10	5
Percent of outstanding shares acquired								50.00%		50.00%
Purchase price of percentage acquired								$ 52,420		$ 52,420